Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends per sharae (in Dollars per share)	$ 0.04	$ 0.08	$ 0.40
Other shares issued	34,803		611,948
Shares of common stock through the dividend reinvestment plan	11,610	21,933	93,730
Issuance of shares of common stock from supplemental shareholder investments		6,555	7,375
Issuance of shares of common stock	42,379	44,587	49,337
Net of tax (in Dollars)	$ 1,417	$ (233)	$ (148)
Common Stock [Member]
Cash dividends per sharae (in Dollars per share)	$ 0.04	$ 0.08	$ 0.40
Other shares issued	34,803
Shares of common stock through the dividend reinvestment plan	11,610	21,933	93,730
Issuance of shares of common stock from supplemental shareholder investments		6,555	7,375
Issuance of shares of common stock	42,379	44,587	49,337
Preferred Stock [Member]
Other shares issued			33,000
Retained Earnings [Member]
Other shares issued			578,948
Accumulated Other Comprehensive Income (Loss) [Member]
Net of tax (in Dollars)	$ 1,417	$ (233)	$ (148)